Document and Entity Information		12 Months Ended
	Sep. 25, 2020	Dec. 31, 2019
Document Type	8-K
Document Period End Date		Dec. 31, 2019
Entity File Number	1-9328
Entity Registrant Name	ECOLAB INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	41-0231510
Entity Address, Address Line One	1 Ecolab Place
Entity Address, City or Town	Saint Paul
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55102
City Area Code	800
Local Phone Number	232-6522
Entity Emerging Growth Company	false
Soliciting Material	false
Written Communications	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0000031462
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K (including this Exhibit 99.1, the "Form 8-K") is being filed to reflect certain retrospective revisions for discontinued operations and changes in reportable segments described under the heading "General Development of Business" below that have been made to the consolidated financial statements of Ecolab Inc. ("we", "us", "Ecolab" or the "Company") in its Annual Report on Form 10-K for the year ended December 31, 2019 that were previously filed with the Securities and Exchange Commission by Ecolab on February 28, 2020 (the "2019 Form 10-K"). In particular, this Form 8-K contains a revised description of Ecolab's "Business", "Risk Factors", "Properties", "Selected Financial Data", "Management's Discussion and Analysis of Financial Condition and Results of Operations" and "Financial Statements and Supplementary Data".
Common Stock
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	ECL
Security Exchange Name	NYSE
2.625% Euro Notes due 2025
Title of 12(b) Security	2.625% Euro Notes due 2025
Trading Symbol	ECL 25
Security Exchange Name	NYSE
1.000% Euro Notes due 2024
Title of 12(b) Security	1.000% Euro Notes due 2024
Trading Symbol	ECL 24
Security Exchange Name	NYSE